BNY MELLON FUNDS TRUST
200 Park Avenue
 New York, New York 10166
May 31, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	BNY Mellon Funds Trust (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-09903; 333-34844)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:
(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 59 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 59 to the Fund's Registration Statement on Form N-1A was filed electronically on May 27, 2016.

BNY MELLON FUNDS TRUST
By:	/s/ Joseph Chioffi
Joseph Chioffi
Vice President and Assistant Secretary